Litigation	6 Months Ended
Jun. 30, 2012
Litigation
Litigation
Note 27 Litigation
> Refer to “Note 28 – Litigation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 for further information.